Employee Compensation (Tables)	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Summary of Ranges of Values used for each Option Pricing Assumption
To determine the fair value of the stock option tranches (i.e. the portion that vests each year) on the grant date, the following ranges of values were used for each option pricing assumption:

For stock options granted during the six months ended	April 30, 2024	April 30, 2023
Expected dividend yield	4.5%	4.5% - 4.6%
Expected share price volatility	17.4% - 17.6%	20.9%
Risk-free rate of return	3.3% - 3.4%	3.2%
Expected period until exercise (in years)	6.5 - 7.0	6.5 - 7.0
Exercise price ($)	118.50	122.31

Summary of Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the three months ended	April 30, 2024	April 30, 2023	April 30, 2024	April 30, 2023
Current service cost	$38	$41	$2	$2
Net interest (income) expense on net defined benefit (asset) liability	(15)	(15)	9	10
Impact of plan amendments	-	-	-	-
Administrative expenses	3	2	-	-
Benefits expense	26	28	11	12
Government pension plans expense (1)	105	121	-	-
Defined contribution expense	64	63	-	-
Total pension and other employee future benefit expenses recognized in our Consolidated Statement of Income	$195	$212	$11	$12

(1)	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contributions Act.

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the six months ended	April 30, 2024	April 30, 2023	April 30, 2024	April 30, 2023
Current service cost	$76	$82	$3	$3
Net interest (income) expense on net defined benefit (asset) liability	(30)	(32)	20	21
Impact of plan amendments	-	(1)	(84)	-
Administrative expenses	6	4	-	-
Benefits expense	52	53	(61)	24
Government pension plans expense (1)	209	197	-	-
Defined contribution expense	169	144	-	-
Total pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income	$430	$394	$(61)	$24

(1)	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contributions Act.